Net Loss per Share - Schedule of Earnings Per Share Basic and Diluted Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (19,312)	$ (32,504)
Denominator:
Weighted-average shares used in computing basic and diluted net loss per share	62,137,434	17,610,405
Basic and diluted net loss per share	$ (0.31)	$ (1.85)